Inventories - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	$ 2,315	$ 23,136	$ 1,353
Inventory write-downs	163	2,028	0
Discontinued Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	10,126	10,295	5,241
Inventory write-downs	$ 642	$ 981	$ 246